Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                        March 8, 2006



VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:    AllianceBernstein Balanced Shares, Inc.
                 File Nos. 2-10988 and 811-00134
                 AllianceBernstein Focused Growth & Income Fund, Inc. File Nos. 333-90261 and 811-09687
                 AllianceBernstein Growth and Income Fund, Inc.
                 File Nos. 2-11023 and 811-00126
                 AllianceBernstein Real Estate Investment Fund, Inc. File Nos. 333-08153 and 811-07707
                 AllianceBernstein Utility Income Fund, Inc.
                 File Nos. 33-66630 and 811-7916
                 AllianceBernstein Trust
                 File Nos. 333-51938 and 811-10221

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Funds and for AllianceBernstein Balanced Shares, Inc., AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Utility Income Fund, Inc. and AllianceBernstein Trust the Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those included in the post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on February 28, 2006.

                                        Sincerely,



                                        /s/ Nora L. Sheehan
                                        -----------------------------
                                            Nora L. Sheehan